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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                   Investment Company Act file number 811-5550

                             The Alger American Fund

                       ----------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
            (Address of principal executive offices)      (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


     Registrant's telephone number, including area code: 212-806-8800

     Date of fiscal year end: December 31


     Date of reporting period: September 30, 2007

ITEM 1.  Schedule of Investments.

Schedules of Investments.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007

COMM0N STOCKS-98.0%                                     SHARES        VALUE
                                                        ------        ------
AEROSPACE & DEFENSE-3.3%
BE Aerospace, Inc.*                                      200,400      $8,322,611
SI International Inc.*                                   202,850       5,795,425
Esterline Technologies Corporation*                      149,350       8,520,418
                                                                      ----------
                                                                      22,638,454
                                                                      ----------

AIRLINES-.7%
AirTran Holdings, Inc.*                                  512,950       5,047,428
                                                                      ----------


AUTO COMPONENTS-1.4%
LKQ Corporation*                                         266,310       9,270,251
                                                                      ----------

AUTO. EQUIPUIPMENT & SERVICES-1.0%
Tenneco Inc.*                                            212,000       6,574,120
                                                                      ----------

COMMERCIAL BANKS-3.3%
First Midwest Bancorp., Inc.                             149,200       5,096,672
Boston Private Financial Holdings, Inc.                  252,500       7,029,600
Wintrust Financial Corporation                            82,200       3,509,118
Signature Bank*                                          184,900       6,514,027
                                                                      ----------
                                                                      22,149,417
                                                                      ----------

CORRECTIONAL FACILITIES-1.2%
The Geo Group Inc.*                                      268,500       7,950,285
                                                                      ----------

BIOTECHNOLOGY-3.6%
InterMune, Inc.*                                         163,900       3,135,407
BioMarin Pharmaceutical Inc.                             145,350       3,619,215
Progenics Pharmaceuticals, Inc.*                         216,500       4,786,815
Regeneron Pharmaceuticals, Inc.*                         200,200       3,563,560
Onyx Pharmaceuticals, Inc.*                              140,800       6,127,616
Neurocrine Biosciences, Inc.*                            327,600       3,276,000
                                                                      ----------
                                                                      24,508,613
                                                                      ----------

BUSINESS SERVICES-.7%
TeleTech Holdings Inc.*                                  188,800       4,514,208
                                                                      ----------

CASINOS & RESORTS-2.3%
Bally Technologies Inc.*                                 255,600       9,055,908
Ameristar Casinos, Inc.                                  239,300       6,724,330
                                                                      ----------
                                                                      15,780,238
                                                                      ----------

CAPITAL MARKETS-1.0%
Greenhill & Co., Inc.                                    114,400       6,984,120
                                                                      ----------

CHEMICALS-.9%
Zoltek Companies, Inc.*                                  145,622       6,353,488
                                                                      ----------

COMMERCIAL SERVICES & SUPPLIES-1.3%
American Reprographics Co.*                               25,200         471,744
FTI  Consulting, Inc.*                                   166,150       8,359,007
                                                                      ----------
                                                                       8,830,751
                                                                      ----------

COMMUNICATION EQUIPMENT-3.7%
Sonus Networks, Inc.*                                    852,900       5,202,690
NICE Systems Ltd.*                                       223,200       7,999,488
Polycom, Inc.*                                           242,150       6,504,149
Foundry Networks, Inc.*                                  289,200       5,139,084
                                                                      ----------
                                                                      24,845,411
                                                                      ----------

COMMUNICATION TECHNOLOGY-1.5%
Dobson Communications Corp. *                            552,400       7,065,196
Time Warner Telecom Inc. Cl. A*                          154,100       3,385,577
                                                                      ----------
                                                                      10,450,773
                                                                      ----------

COMPUTERS & PERIPHERALS-1.1%
Synaptics Incorporated*                                  158,904       7,589,255
                                                                      ----------

COMPUTER SERVICES-3.9%
Internap Network Services Corporation*                   360,820       5,112,819
ANSYS, Inc.*                                             233,700       7,985,529
Digital River, Inc.*                                     144,700       6,475,325
GSI Commerce, Inc.*                                      246,700       6,562,220
                                                                      ----------
                                                                      26,135,893
                                                                      ----------

COMPUTER TECHNOLOGY-1.1%
Atheros Communications*                                  259,300       7,771,221
                                                                      ----------

CONSTRUCTION & ENGINEERING-1.2%
URS Corporation*                                         147,000       8,298,150
                                                                      ----------

CONTAINERS & PACKAGING-.9%
Clarcor Inc.                                             173,900       5,949,119
                                                                      ----------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-1.0%
Mellanox Technologies Ltd.*                              352,000       6,874,560
                                                                      ----------

ENERGY EQUIPMENT & SERVICES-3.5%
T-3 Energy Services, Inc.*                               113,900       4,856,696
Horizon Offshore, Inc.*                                  302,940       4,998,510
North American Energy Partner*                           312,300       5,390,298
Dril-Quip Inc.*                                          167,295       8,256,008
                                                                      ----------
                                                                      23,501,512
                                                                      ----------

ENGINEERING-1.0%
Aecom Technology Corp.*                                  191,300       6,682,109
                                                                      ----------

FINANCIAL INFORMATION SERVICES-1.1%
GFI Group Inc.*                                           83,800       7,216,856
                                                                      ----------

FOOD & BEVERAGES-1.4%
Hain Celestial Group Inc. (The)*                         286,750       9,213,278
                                                                      ----------

HEALTH CARE-.5%
Gentiva Health Services Inc.*                            164,860       3,166,961
                                                                      ----------

HEALTH CARE EQUIPMENT & SUPPLIES-3.9%
Thoratec Corporation*                                    261,000       5,400,090
Hologic, Inc.*                                           142,750       8,707,750
Kyphon Inc.*                                              77,900       5,453,000
Illumina, Inc.                                           137,950       7,156,846
                                                                      ----------
                                                                      26,717,686
                                                                      ----------

HEALTH CARE PROVIDERS & SERVICES-2.6%
Psychiatric Solutions, Inc.*                             225,504       8,857,797
Parexel International Corporation*                       206,600       8,526,382
                                                                      ----------
                                                                      17,384,179
                                                                      ----------

HOTELS, RESTAURANTS & LEISURE-.5%
Orient-Express Hotels Ltd. Cl. A.                         70,800       3,629,916
                                                                      ----------

INSURANCE-1.0%
First Mercury Financial Corporation*                     329,100       7,078,941
                                                                      ----------

INTERNET SOFTWARE & SERVICES-4.2%
DealerTrack Holdings Inc.*                               213,100       8,924,628
Acme Packet, Inc.*                                       337,400       5,202,708
Omniture Inc.*                                           172,500       5,230,200
Allscripts Healthcare Solutions, Inc.*                   333,000       9,000,990
                                                                      ----------
                                                                      28,358,526
                                                                      ----------

LEISURE EQUIPMENT & PRODUCTS-1.3%
LIFE TIME FITNESS, Inc.*                                 141,050       8,652,007
                                                                      ----------

MACHINERY-2.4%
Actuant Corporation Cl. A                                112,550       7,312,373
Bucyrus International, Inc. Cl. A                        125,450       9,149,069
                                                                      ----------
                                                                      16,461,442
                                                                      ----------

MANUFACTURING-1.1%
Silgan Holdings Inc.                                     141,700       7,616,375
                                                                      ----------

MEDIA-1.0%
NeuStar, Inc. Cl. A*                                     203,200       6,967,728
                                                                      ----------

MEDICAL DEVICES-.6%
Dexcom Inc.*                                             423,100       4,226,769
                                                                      ----------

MEDICAL PRODUCTS-2.6%
Savient Pharmaceuticals Inc. *                           282,000       4,103,100
Inverness Medical Innovations, Inc.*                     118,300       6,544,356
Omrix Biopharmaceuticals, Inc. *                         206,100       7,277,391
                                                                      ----------
                                                                      17,924,847
                                                                      ----------

MEDICAL TECHNOLOGY-.5%
Acorda Therapeutics Inc.*                                191,600       3,515,860
                                                                      ----------

METALS-3.2%
Uranium One, Inc.*                                       482,900       6,384,276
RBC Bearings, Inc. *                                     203,900       7,819,565
Thompson Creek Metals Co.,Inc*                           328,600       7,251,545
                                                                      ----------
                                                                      21,455,386
                                                                      ----------

OIL: CRUDE PRODUCERS-.6%
Concho Resources Inc.                                    276,330       4,092,447
                                                                      ----------

DRUGS & PHARMACEUTICALS-1.2%
United Therapeutics Corporation*                         122,900       8,177,766
                                                                      ----------

RESTAURANTS-.7%
McCormick & Schmick's Seafood Restaurants, Inc.*         235,250       4,429,758
                                                                      ----------

RETAIL-1.7%
Phillips-Van Heusen Corporation                          127,550       6,693,824
bebe Stores, Inc.                                        336,900       4,928,847
                                                                      ----------
                                                                      11,622,671
                                                                      ----------

SEMICONDUCTORS-.6%
Cirrus Logic, Inc.*                                      681,600       4,362,240
                                                                      ----------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.6%
FormFactor Inc.*                                         144,095       6,393,495
SiRF Technology Holdings, Inc.*                          214,440       4,578,294
                                                                      ----------
                                                                      10,971,789
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.4%
Tessera Technologies Inc.*                               198,700       7,451,250
ON Semiconductor Corporation*                            676,100       8,491,816
                                                                      ----------
                                                                      15,943,066
                                                                      ----------

SPECIALTY RETAIL-1.3%
DSW Inc. Cl. A*                                          173,300       4,361,961
Carter's, Inc.*                                          208,200       4,153,590
                                                                      ----------
                                                                       8,515,551
                                                                      ----------

SOFTWARE-4.2%
Concur Technologies, Inc.*                                91,200       2,874,624
Tibco Software Inc.*                                     511,500       3,779,985
Synchronoss Technologies Inc. *                          192,900       8,113,374
Solera Holdings Inc.*                                    269,400       4,846,506
VeriFone Holdings Inc.*                                  204,400       9,061,052
                                                                      ----------
                                                                      28,675,541
                                                                      ----------

TEXTILES & APPAREL-1.3%
Iconix Brand Group, Inc.*                                376,600       8,959,314
                                                                      ----------

WIRELESS TELECOMMUNICATION SERVICES-1.3%
SBA Communications Corporation Cl. A*                    254,650       8,984,052
                                                                      ----------

FINANCIAL SERVICES-1.5%
Heartland Payment Systems, Inc.*                         175,200       4,502,640
Cohen & Steers, Inc.                                     155,800       5,769,274
                                                                      ----------
                                                                      10,271,914
                                                                      ----------

OIL AND GAS EXPLORATION SERVICES-1.3%
Petrobank Energy and Resources Ltd.*
Total Oil and gas exploration services                   223,050       8,546,138
                                                                      ----------

OIL & GAS-1.9%
Carrizo  Oil & Gas, Inc.*                                150,750       6,762,645
Mariner Energy Inc.*                                     306,600       6,349,686
                                                                      ----------
                                                                      13,112,331
                                                                      ----------

INTERNET & CATALOG RETAIL-1.8%
Coldwater Creek Inc.*                                    345,400       3,751,044
Priceline.com Incorporated*                               93,700       8,315,875
                                                                      ----------
                                                                      12,066,919
                                                                      ----------

PRINTING-.5%
VistaPrint Limited*                                       96,200       3,594,994
                                                                      ----------

TEXTILES, APPAREL & LUXURY GOODS-1.2%
Deckers Outdoor Corporation*                              76,100       8,355,780
                                                                      ----------

REAL ESTATE-.5%
HFF Inc.*                                                276,100       3,277,307
                                                                      ----------

SAVINGS &  LOANS-.7%
FirstFed Financial Corp.*                                100,700       4,989,685
                                                                      ----------

PHARMACEUTICAL PREPARATIONS-.9%
Adams Respiratory Therapeutics, Inc.*                    160,550       6,187,597
                                                                      ----------

ELECTRIC SERVICES-1.3%
ITC Holdings Corporation                                 179,900       8,914,045
                                                                      ----------

TRADING COMPANIES & DISTRIBUTORS-1.0%
Williams Scotsman International Inc.*                    244,600       6,777,866
                                                                      ----------

IT SERVICES-1.0%
Wright Express Corp.*                                    189,400       6,911,205
                                                                      ----------

Total Common Stocks (Cost $521,381,739)                              666,026,109
                                                                     -----------

SHORT-TERM INVESTMENTS-1.4%

U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 3.80%, 10/1/07
     (Cost $9,557,982)                                 9,560,000       9,557,982
                                                                      ----------

Total Investments
     (Cost $530,939,720)                                   99.4%     675,584,091
Other Assets Less Liabilities                                0.6       3,776,599
                                                             ---    ------------
Net Assets                                                100.0%    $679,360,690
                                                      ==========================

 * Non-income producing security.

 # American Depositary Trust

(a) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $530,939,720 amounted to $144,644,371 which consisted of aggregate gross unrealized appreciation of $165,527,684 and aggregate gross unrealized depreciation of $20,883,313.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007

COMM0N STOCKS-64.3%                                     SHARES        VALUE
                                                        ------        -----
AEROSPACE & DEFENSE-2.4%
Boeing Company                                            21,400      $2,246,786
General Dynamics Corporation                              45,000       3,801,150
                                                                      ----------
                                                                       6,047,936
                                                                      ----------
AUTOMOTIVE EQUIPMENT & SERVICES-.4%
Cummins Inc.                                               8,000       1,023,120
                                                                      ----------

BEVERAGES-1.4%
PepsiCo, Inc.                                             45,900       3,362,634
                                                                      ----------

BIOTECHNOLOGY-.8%
Genentech, Inc.*                                          26,500       2,067,530
                                                                      ----------

CABLE-.5%
Time Warner Cable, Inc.*                                  37,900       1,243,120
                                                                      ----------
CAPITAL MARKETS-.3%
Morgan Stanley                                            11,000         693,000
                                                                      ----------
COMMUNICATION EQUIPMENT-3.3%
Cisco Systems, Inc.*                                     112,500       3,724,875
Research In Motion Limited*                               23,400       2,306,070
QUALCOMM Inc.                                             49,600       2,096,096
                                                                      ----------
                                                                       8,127,041
                                                                      ----------
COMPUTERS & PERIPHERALS-4.4%
Apple Computer, Inc.*                                     21,900       3,362,526
Hewlett-Packard Company                                   32,100       1,598,259
Memc Electronic Materials, Inc.*                          34,750       2,045,385
SanDisk Corporation*                                      27,900       1,537,290
Dell Inc.*                                                82,900       2,288,040
                                                                      ----------
                                                                      10,831,500
                                                                      ----------
COMPUTER SERVICES-.3%
Akamai Technologies, Inc.*                                27,700         795,820
                                                                      ----------

COMPUTER TECHNOLOGY-.3%
NAVTEQ*                                                   10,100         787,497
                                                                      ----------
CONGLOMERATE-1.1%
ITT Corporation                                           41,100       2,791,923
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES-.6%
Citigroup Inc.                                            32,200       1,502,774
                                                                      ----------

ELECTRONICS-1.4%
Nintendo Co., Ltd. ADR                                    52,000       3,379,558
                                                                      ----------

ENERGY EQUIPMENT & SERVICES-3.3%
Transocean Inc.*                                          16,400       1,854,020
National-Oilwell Varco Inc.*                              14,600       2,109,700
Cameron International Corp.*                              19,800       1,827,342
Schlumberger Limited                                      23,750       2,493,750
                                                                      ----------
                                                                       8,284,812
                                                                      ----------

ENERGY-.4%
First Solar, Inc.*                                         8,700       1,024,338
                                                                      ----------

FINANCE-.5%
IntercontinentalExchange Inc. *                            8,200       1,245,580
                                                                      ----------

FOOD & STAPLES RETAILING-3.1%
CVS Caremark Corporation                                  21,300         844,119
Wal-Mart Stores, Inc.                                     47,700       2,082,105
Walgreen Co.                                              73,100       3,453,244
Whole Foods Market, Inc.                                  26,500       1,297,440
                                                                      ----------
                                                                       7,676,908
                                                                      ----------

HEALTH & PERSONAL CARE-.3%
Brookdale Senior Living Inc.                              21,350         849,944
                                                                      ----------

HEALTH CARE EQUIPMENT & SUPPLIES-3.1%
Intuitive Surgical, Inc.*                                  5,300       1,219,000
Zimmer Holdings, Inc.*                                    29,500       2,389,205
Hologic, Inc.*                                            28,700       1,750,700
St. Jude Medical, Inc.*                                   34,600       1,524,822
Beckman Coulter, Inc.                                     10,900         803,984
                                                                      ----------
                                                                       7,687,711
                                                                      ----------

HEALTH CARE PROVIDERS & SERVICES-1.3%
UnitedHealth Group Incorporated                           37,400       1,811,282
Health Net Inc.*                                          25,700       1,389,085
                                                                      ----------
                                                                       3,200,367
                                                                      ----------

HOTELS, RESTAURANTS & LEISURE-2.0%
Accor SA                                                  13,100       1,159,138
MGM MIRAGE *                                              10,100         903,344
Carnival Corporation                                       8,200         397,126
Starbucks Corporation                                     92,900       2,433,980
                                                                      ----------
                                                                       4,893,588
                                                                      ----------

HOUSEHOLD PRODUCTS-1.7%
Procter & Gamble Company                                  61,300       4,311,842
                                                                      ----------

INDUSTRIAL CONGLOMERATES-2.2%
3M Co.                                                    21,700       2,030,686
General Electric Company                                  82,200       3,403,080
                                                                      ----------
                                                                       5,433,766
                                                                      ----------

INSURANCE-1.0%
American International Group, Inc.                        38,200       2,584,230
                                                                      ----------

INTERNET SOFTWARE & SERVICES-2.4%
comScore Inc.*                                               700          18,900
Google Inc. Cl. A*                                         6,600       3,743,982
Yahoo! Inc. *                                             79,900       2,144,516
                                                                      ----------
                                                                       5,907,398
                                                                      ----------

INFORMATION TECHNOLOGY  SERVICES-.5%
Cognizant Technology Solutions Corporation Cl. A*         14,600       1,164,642
                                                                      ----------

MACHINERY-.5%
Terex Corporation*                                        13,300       1,183,966
                                                                      ----------

MEDIA-1.8%
Focus Media Holding Limited ADR*                         1 6,000         928,320
Comcast Corporation Special  Cl.  A*                    10 1,900       2,441,524
XM Satellite Radio Holdings Inc. Cl. A*                  8 4,600       1,198,782
                                                                      ----------
                                                                       4,568,626
                                                                      ----------

MEDICAL PRODUCTS-.5%
Covidien Limited*                                         26,900       1,116,350
                                                                      ----------

METALS & MINING-1.7%
Freeport-McMoRan Copper & Gold, Inc. Cl. B                25,099       2,632,634
Peabody Energy Corporation                                33,800       1,618,006
                                                                      ----------
                                                                       4,250,640
                                                                      ----------

MULTILINE RETAIL-.4%
Penny, (JC) Co. Inc.                                      17,000       1,077,290
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.9%
NVIDIA Corporation*                                       22,800         826,272
Intel Corporation                                        129,400       3,346,284
Lam Research Corporation*                                 22,600       1,203,676
Maxim Integrated Products, Inc.                           33,200         974,420
Micron Technology, Inc.*                                  78,000         865,800
                                                                      ----------
                                                                       7,216,452
                                                                      ----------

SPECIALTY RETAIL-.5%
Urban Outfitters, Inc.*                                   54,400       1,185,920
                                                                      ----------

SOFTWARE-4.1%
Adobe Systems Incorporated                                33,600       1,466,976
TomTom NV*                                                28,500       2,203,999
Microsoft Corporation                                    162,750       4,794,615
Symantec Corporation*                                     81,250       1,574,625
                                                                      ----------
                                                                      10,040,215
                                                                      ----------

TOBACCO-1.4%
Altria Group, Inc.                                        48,500       3,372,205
                                                                      ----------


WIRELESS TELECOMMUNICATION SERVICES-.6%
NII Holdings Inc. Cl. B*                                  19,300       1,585,495
                                                                      ----------

FINANCIAL SERVICES-2.3%
AllianceBernstein Holding LP                               7,000         616,490
Nymex Holdings Inc.*                                      12,000       1,562,160
UBS AG                                                    22,450       1,195,463
CME Group, Inc. Holdings Inc.                              4,100       2,408,135
                                                                      ----------
                                                                       5,782,248
                                                                      ----------

FREIGHT & LOGISTICS-.8%
FedEx Corp.                                               18,700       1,958,825
                                                                      ----------

UTILITIES-.7%
Veolia Environnement                                      20,350       1,752,949
                                                                      ----------

OIL & GAS-1.2%
Exxon Mobil Corporation                                   17,600       1,629,056
EOG Resources, Inc.                                       17,500       1,265,775
                                                                      ----------
                                                                       2,894,831
                                                                      ----------

PHARMACEUTICALS-4.1%
Abbott Laboratories                                       43,600       2,337,832
Allergan, Inc.                                            16,500       1,063,755
Merck & Co. Inc.                                          42,300       2,186,487
Johnson & Johnson                                         32,800       2,154,960
Wyeth                                                     14,000         623,700
Schering-Plough Corporation                               42,700       1,350,601
Sepracor Inc.*                                            17,400         478,500
                                                                      ----------
                                                                      10,195,835
                                                                      ----------

INTERNET & CATALOG RETAIL-1.8%
IAC/InterActiveCorp.*                                     24,300         720,981
eBay Inc.*                                                94,050       3,669,831
                                                                      ----------
                                                                       4,390,812
                                                                      ----------

Total Common Stocks (Cost $139,507,554)                              159,491,238
                                                                     -----------

CORPORATE BONDS-17.4%

AEROSPACE & DEFENSE-.6%
L-3 Communications Holdings, 3.00%, 8/1/35               650,000         755,625
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13(a)       753,906         794,663
                                                                      ----------
                                                                       1,550,288
                                                                      ----------

COMMERCIAL BANKS-.7%
Associates Corp. North America, 6.95%, 11/1/18         1,575,000       1,714,025
                                                                      ----------

BUILDING & CONSTRUCTION-.1%
Martin Marietta Materials Inc., 6.25%, 5/1/37            360,000         340,784
                                                                      ----------

CAPITAL MARKETS-.4%
Lehman Brothers Holdings, 6.20%, 9/26/14                 350,000         351,878
Morgan Stanley, 5.55%, 4/27/17                           620,000         602,641
                                                                      ----------
                                                                         954,519
                                                                      ----------

COMPUTERS & PERIPHERALS-.1%
International Business Machines, 5.70%, 9/14/17          300,000         302,140
                                                                      ----------

CONSUMER FINANCE-.3%
Capital One Financial Corporation, 6.75%, 9/15/17        650,000         666,760
                                                                      ----------

DIVERSIFIED TELECOMMUNICATION SERVICES-.1%
Qwest Corporation, 6.50%, 6/1/17(a)                      300,000         295,500
                                                                      ----------

ELECTRIC UTILITIES-1.4%
General Electric Capital Corp., 5.50%, 11/15/11        1,350,000       1,351,450
General Electric Capital Corp., 5.625%, 9/15/17          650,000         651,048
WPS Resources Co., 6.11%, 12/1/66                        600,000         558,358
Florida Power Corp., 5.80%, 9/15/17                      600,000         602,949
Exelon Generation Co. LLC, 6.20%, 10/1/17                325,000         325,862
                                                                      ----------
                                                                       3,489,669
                                                                      ----------

ELECTRONICS-.3%
Centerpoint Energy Transition Bond Company,
    4.97%, 8/1/14                                        655,000         654,699
                                                                      ----------

ENERGY EQUIPMENT & SERVICES-.4%
Cameron International Corp., 2.50%, 6/15/26              640,000         949,600
                                                                      ----------

FINANCE-.4%
Toll Brothers Finance Corp., 5.15%, 5/15/15            1,200,000       1,029,312
                                                                      ----------

HEALTH CARE PROVIDERS & SERVICES-.7%
UnitedHealth Group, 6.00%, 6/15/17(a)                    600,000         600,598
Coventry Health Care, Inc., 6.30%, 8/15/14               640,000         640,568
CIGNA Corporation, 5.375%, 3/15/17                       500,000         476,742
                                                                      ----------
                                                                       1,717,908
                                                                      ----------

HOTELS, RESTAURANTS & LEISURE-.5%
Starbucks Corporation, 6.25%, 8/15/17                  1,100,000       1,111,625
                                                                      ----------

INSURANCE-1.3%
XL Capital Ltd, 6.50%, 12/31/49                          650,000         608,166
Radian Group Inc., 7.75%, 6/1/11                       1,350,000       1,275,036
Liberty Mutual Group, 7.80%, 3/15/37                   1,350,000       1,317,542
                                                                      ----------
                                                                       3,200,744
                                                                      ----------

MANUFACTURING-.8%
Reliance Steel & Aluminum, 6.85%, 11/15/36             1,390,000       1,361,549
Cooper US Inc., 6.10%, 7/1/17                            600,000         616,094
                                                                      ----------
                                                                       1,977,643
                                                                      ----------

MEDIA-.1%
Comcast Corporation, 6.30%, 11/15/17                     275,000         280,039
                                                                      ----------

SOFTWARE-.6%
Oracle Corporation, 5.25%, 1/15/16                     1,300,000       1,267,955
Computer Associates International Inc., 6.50%,
    4/15/08                                              310,000         313,830
                                                                      ----------
                                                                       1,581,785
                                                                      ----------

MISCELLANEOUS-.6%
Jefferson Valley Floating Rate, 6.987%,
    3/20/16(a)                                         1,700,000       1,379,091
                                                                      ----------

FOOD PRODUCTS-.2%
General Mills Inc., 5.70%, 2/15/17                       600,000         591,199
                                                                      ----------

FINANCIAL SERVICES-1.1%
Countrywide Financial Corp., 5.80%, 6/7/12               650,000         609,843
Lazard Group Senior Notes, 6.85%, 6/15/17                600,000         591,388
JPM Chase Capital XXV, 6.80%, 10/1/37                    300,000         301,416
Jefferies Group, Inc., 6.25%, 1/15/36                  1,350,000       1,212,922
                                                                      ----------
                                                                       2,715,571
                                                                      ----------

UTILITIES-.2%
Southern Co., 5.30%, 1/15/12                             525,000         525,114
                                                                      ----------

OIL AND GAS EXTRACTION-.6%
Enterprise Products Partners, 8.375%, 8/1/66           1,350,000       1,389,620
                                                                      ----------

OIL & GAS-1.0%
Inergy LP / Inergy Financial Corp., 8.25%, 3/1/16        653,000         677,487
Tesoro Corp., 6.25%, 11/1/12                             800,000         806,000
XTO Energy, Inc., 5.90%, 8/1/12                          875,000         892,711
                                                                      ----------
                                                                       2,376,198
                                                                      ----------

PHARMACEUTICALS-.8%
Johnson & Johnson, 5.15%, 8/15/12                        550,000         559,548
AstraZeneca PLC, 5.40%, 9/15/12                        1,300,000       1,311,631
                                                                      ----------
                                                                       1,871,179
                                                                      ----------

ROAD & RAIL-.2%
Union Pacific Corporation, 5.45%, 1/31/13                600,000         596,093
                                                                      ----------

COMMERCIAL BANKS-1.1%
Banc of America Commercial Mortgage Inc.,
    5.625%, 7/10/46                                    1,392,000       1,403,437
Wachovia Bank Commercial Mortgage Trust,
    5.34%, 12/15/43                                    1,400,000       1,373,521
                                                                      ----------
                                                                       2,776,958
                                                                      ----------

FINANCIAL SERVICES-2.8%
Morgan Stanley Capital I, 5.51%, 11/12/49              1,400,000       1,394,201
Morgan Stanley Capital I, 5.178%, 9/15/42              1,595,000       1,584,995
Bear Stearns Commercial Mortgage Securities,
    4.89%, 5/14/16                                       650,000         652,550
JP Morgan Chase Commercial Mortgage SEC Co.,
    6.07%, 4/15/45                                     1,900,000       1,957,143
American Tower Trust,  5.975% 4/15/37(a)               1,450,000       1,414,939
                                                                       7,003,828
                                                                      ----------
TOTAL CORPORATE BONDS (Cost $43,675,210)                              43,041,891
                                                                      ----------


U.S GOVERNMENT & AGENCY OBLIGATIONS-16.9%
Federal National Mortgage Association,
     6.625%, 11/15/30                                    508,000         600,483
     5.50%, 12/25/20                                   1,236,421       1,232,034
     5.50%, 10/25/20                                   1,350,000       1,358,209
     5.00%, 4/1/18                                     1,087,023       1,068,690
     6.00%, 4/25/35                                    1,800,000       1,823,025
Federal Home Loan Mortgage Corporation,
     6.00%, 3/15/36                                    1,534,687       1,518,195
     5.75%, 6/27/16                                    1,170,000       1,219,857
     5.60%, 10/17/13                                   2,100,000       2,118,515
     6.00%, 8/15/29                                    1,880,000       1,915,617
     5.50%, 1/15/15                                    1,468,244       1,477,257
     5.50%, 12/15/20                                   1,133,601       1,131,915
     5.75%, 12/15/18                                   1,464,468       1,474,456
     6.00%, 5/15/32                                    1,790,000       1,818,575
     5.50%, 10/15/16                                   1,219,010       1,224,023
Federal Home Loan Banks,
     5.375%, 6/8/12                                    1,300,000       1,343,289
     5.375%, 5/18/16                                   1,500,000       1,546,406
     3.75%, 8/15/08                                      850,000         843,600
Government National Mortgage Association,
     5.00%, 5/16/29                                    1,687,174       1,687,562
U.S. TREASURY NOTES,
     5.00%, 8/15/11                                    2,385,000       2,464,936
     6.00%, 8/15/09                                    1,385,000       1,435,964
     3.125%, 9/15/08                                     132,000         130,897
     4.25%, 11/15/14                                     900,000         891,634
     4.625%, 8/31/11                                   1,800,000       1,832,344
     4.75%, 8/15/17                                      640,000         648,800
     4.50%, 2/15/16                                      640,000         640,300
     3.50%, 11/15/09                                   3,100,000       3,070,940
     4.25%, 8/15/13                                    1,900,000       1,898,664
U.S. TREASURY BONDS,
     7.50%, 11/15/16                                   2,094,000       2,544,375
     5.25%, 11/15/28                                   1,000,000       1,048,438
                                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
     (Cost $41,654,614)                                               42,009,000
                                                                      ----------

SHORT-TERM INVESTMENTS-.8%

U.S. AGENCY OBLIGATIONS

Federal Home Loan Banks, 3.80%, 10/1/07
     (Cost $2,029,571)                                 2,030,000       2,029,571
                                                                      ----------

Total Investments
     (Cost $226,866,949)                                   99.4%     246,571,700
Other Assets Less Liabilities                                0.6       1,405,290
                                                             ---    ------------
Net Assets                                                100.0%    $247,976,990
                                                       =========================

 * Non-income producing securities.

 # American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent % of the net assets of the fund.

(b) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $226,866,949 amounted to $19,704,751 which consisted of aggregate gross unrealized appreciation of $25,175,630 and aggregate gross unrealized depreciation of $5,470,879.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007


COMM0N STOCKS-96.1%                                     SHARES        VALUE
                                                        ------        -----

AEROSPACE & DEFENSE-4.0%
Boeing Company                                            73,450      $7,711,516
General Dynamics Corporation                             188,400      15,914,148
                                                                      ----------
                                                                      23,625,664
                                                                      ----------

AUTOMOTIVE EQUIPMENT & SERVICES-1.0%
Cummins Inc.                                              44,700       5,716,683
                                                                      ----------

BEVERAGES-2.0%
PepsiCo, Inc.                                            160,200      11,736,252
                                                                      ----------

BIOTECHNOLOGY-1.0%
Genentech, Inc.*                                          78,100       6,093,362
                                                                      ----------

CABLE-.7%
Time Warner Cable, Inc.*                                 127,600       4,185,280
                                                                      ----------

COMMUNICATION EQUIPMENT-5.2%
Cisco Systems, Inc.*                                     401,850      13,305,254
Research In Motion Limited*                               89,000       8,770,950
QUALCOMM Inc.                                            198,750       8,399,175
                                                                      ----------
                                                                      30,475,379
                                                                      ----------

COMPUTERS & PERIPHERALS-6.6%
Apple Computer, Inc.*                                     77,650      11,922,381
Hewlett-Packard Company                                  111,400       5,546,606
Memc Electronic Materials, Inc.*                         125,900       7,410,474
SanDisk Corporation*                                      98,900       5,449,390
Dell Inc.*                                               296,000       8,169,600
                                                                      ----------
                                                                      38,498,451
                                                                      ----------

COMPUTER SERVICES-.6%
Akamai Technologies, Inc.*                               115,300       3,312,569
                                                                      ----------

COMPUTER TECHNOLOGY-.7%
NAVTEQ*                                                   54,300       4,233,770
                                                                      ----------

CONGLOMERATE-1.7%
ITT Corporation                                          142,700       9,693,610
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES-.9%
Citigroup Inc.                                           115,000       5,367,050
                                                                      ----------

ELECTRONICS-2.0%
Nintendo Co., Ltd. ADR                                   180,825      11,752,088
                                                                      ----------

ENERGY EQUIPMENT & SERVICES-5.2%
Transocean Inc.*                                          63,700       7,201,285
National-Oilwell Varco Inc.*                              52,400       7,571,800
Cameron International Corp.*                              70,500       6,506,445
Schlumberger Limited                                      85,550       8,982,750
                                                                      ----------
                                                                      30,262,280
                                                                      ----------

ENERGY-.6%
First Solar, Inc.*                                        31,015       3,651,706
                                                                      ----------

FINANCE-.7%
IntercontinentalExchange Inc. *                           28,800       4,374,720
                                                                      ----------

FOOD & STAPLES RETAILING-3.6%
Wal-Mart Stores, Inc.                                    127,000       5,543,550
Walgreen Co.                                             228,500      10,794,340
Whole Foods Market, Inc.                                  94,600       4,631,616
                                                                      ----------
                                                                      20,969,506
                                                                      ----------

HEALTH CARE EQUIPMENT & SUPPLIES-5.3%
Intuitive Surgical, Inc.*                                 18,900       4,347,000
Zimmer Holdings, Inc.*                                   115,600       9,362,444
Hologic, Inc.*                                           118,400       7,222,400
St. Jude Medical, Inc.*                                  161,000       7,095,270
Beckman Coulter, Inc.                                     39,100       2,884,016
                                                                      ----------
                                                                      30,911,130
                                                                      ----------

HEALTH CARE PROVIDERS & SERVICES-1.9%
UnitedHealth Group Incorporated                          130,200       6,305,586
Health Net Inc.*                                          91,800       4,961,790
                                                                      ----------
                                                                      11,267,376
                                                                      ----------

HOTELS, RESTAURANTS & LEISURE-3.2%
Accor SA                                                  64,200       5,680,660
MGM MIRAGE *                                              35,300       3,157,232
Carnival Corporation                                      70,900       3,433,687
Starbucks Corporation                                    255,800       6,701,960
                                                                      ----------
                                                                      18,973,539
                                                                      ----------

HOUSEHOLD PRODUCTS-2.3%
Procter & Gamble Company                                 192,850      13,565,069
                                                                      ----------

INDUSTRIAL CONGLOMERATES-2.6%
3M Co.                                                    37,600       3,518,608
General Electric Company                                 279,300      11,563,020
                                                                      ----------
                                                                      15,081,628
                                                                      ----------

INSURANCE-1.5%
American International Group, Inc.                       131,300       8,882,445
                                                                      ----------

INTERNET SOFTWARE & SERVICES-4.0%
Google Inc. Cl. A*                                        24,550      13,926,479
Yahoo! Inc. *                                            356,700       9,573,828
                                                                      ----------
                                                                      23,500,307
                                                                      ----------

INFORMATION TECHNOLOGY  SERVICES-.7%
Cognizant Technology Solutions Corporation Cl. A*         52,100       4,156,017
                                                                      ----------

MACHINERY-.9%
Terex Corporation*                                        58,200       5,180,964
                                                                      ----------

MEDIA-2.6%
Focus Media Holding Limited ADR*                          89,500       5,192,790
Comcast Corporation Special  Cl.  A*                     237,600       5,692,896
XM Satellite Radio Holdings Inc. Cl. A*                  300,400       4,256,668
                                                                      ----------
                                                                      15,142,354
                                                                      ----------

MEDICAL PRODUCTS-.9%
Covidien Limited*                                        131,600       5,461,400
                                                                      ----------

METALS & MINING-2.6%
Freeport-McMoRan Copper & Gold, Inc. Cl. B                86,173       9,038,686
Peabody Energy Corporation                               124,300       5,950,241
                                                                      ----------
                                                                      14,988,927
                                                                      ----------

MULTILINE RETAIL-.7%
Penny, (JC) Co. Inc.                                      60,800       3,852,896
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.2%
NVIDIA Corporation*                                       81,600       2,957,184
Intel Corporation                                        454,800      11,761,128
Lam Research Corporation*                                 96,000       5,112,960
Maxim Integrated Products, Inc.                          161,008       4,725,585
                                                                      ----------
                                                                      24,556,857
                                                                      ----------

SPECIALTY RETAIL-.7%
Urban Outfitters, Inc.*                                  194,700       4,244,460
                                                                      ----------

SOFTWARE-5.2%
Adobe Systems Incorporated                               120,900       5,278,494
TomTom NV*                                               101,700       7,864,796
Microsoft Corporation                                    582,830      17,170,172
                                                                      ----------
                                                                      30,313,462
                                                                      ----------

TOBACCO-2.1%
Altria Group, Inc.                                       173,850      12,087,791
                                                                      ----------

WIRELESS TELECOMMUNICATION SERVICES-1.0%
NII Holdings Inc. Cl. B*                                  75,000       6,161,250
                                                                      ----------

FINANCIAL SERVICES-3.9%
AllianceBernstein Holding LP                              31,800       2,800,625
Nymex Holdings Inc.*                                      55,700       7,251,026
UBS AG                                                    74,850       3,985,763
CME Group, Inc. Holdings Inc.                             14,650       8,604,678
                                                                      ----------
                                                                      22,642,092
                                                                      ----------

FREIGHT & LOGISTICS-1.2%
FedEx Corp.                                               66,400       6,955,400
                                                                      ----------

UTILITIES-1.1%
Veolia Environnement                                      72,200       6,219,308
                                                                      ----------

OIL & GAS-2.0%
Exxon Mobil Corporation                                   78,600       7,275,216
EOG Resources, Inc.                                       63,100       4,564,023
                                                                      ----------
                                                                      11,839,239
                                                                      ----------
PHARMACEUTICALS-6.4%
Abbott Laboratories                                      153,000       8,203,860
Allergan, Inc.                                            86,900       5,602,443
Merck & Co. Inc.                                         151,900       7,851,711
Johnson & Johnson                                        160,900      10,571,130
Schering-Plough Corporation                              161,700       5,114,571
                                                                      ----------
                                                                      37,343,715
                                                                      ----------

INTERNET & CATALOG RETAIL-2.6%
eBay Inc.*                                               385,100      15,026,602
                                                                      ----------

Total Common Stocks (Cost $485,460,426)                              562,302,598
                                                                     -----------

PURCHASED OPTIONS                                  CONTRACTS        VALUE
PUT OPTIONS                                        ---------        ------
QUALCOMM Inc./October/42.5+
     (Cost $454,706)                                  1,427              168,386

SHORT-TERM INVESTMENTS-3.2%

U.S. AGENCY OBLIGATIONS
                                               PRINCIPAL
                                                AMOUNT
                                                -------
Federal Home Loan Banks, 3.80%, 10/1/07
     (Cost $18,536,086)                      18,540,000               18,536,086

Total Investments
     (Cost $504,451,218)                          99.3%              581,007,070
Other Assets Less Liabilities                       0.7                3,902,029
                                                    ---             ------------
Net Assets                                       100.0%             $584,909,099
                                            ====================================

*   Non-income producing security.

#   American Depositary Trust

+ All or a portion of the securities are pledged as collaterol for options written.

(a) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $504,451,218 amounted to $76,555,852 which consisted of aggregate gross unrealized appreciation of $86,785,177 and aggregate gross unrealized depreciation of $10,229,325.


                                                            SHARES
                                                            SUBJECT
CALL OPTIONS WRITTEN                          CONTRACTS   TO CALL/PUT     VALUE
                                              ---------   -----------     ------
QUALCOMM Inc./October/50
     (Premiums Received $204,305)                  1282     128,200       $8,974


QUALCOMM Inc./October/37.5
     (Premiums Received $193,136)                             1,427       18,551
                                                                          ------

TOTAL OPTIONS WRITTEN
     (Premiums Received $397,441)                                        $27,525
                                                                         -------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007

COMM0N STOCKS-97.8%                                    SHARES         VALUE
                                                       ------         -----

AEROSPACE & DEFENSE-5.4%
Boeing Company                                             6,950        $729,681
General Dynamics Corporation                              16,050       1,355,744
United Technologies Corporation                           10,100         812,848
Lockheed Martin Corporation                                6,950         754,006
                                                                       ---------
                                                                       3,652,279
                                                                       ---------

COMMERCIAL BANKS-5.1%
Bank of America Corporation                               27,900       1,402,533
Wachovia Corporation                                      20,700       1,038,105
M&T Bank  Corporation                                      5,600         579,320
Cullen/Frost Bankers, Inc.                                10,000         501,200
                                                                       ---------
                                                                       3,521,158
                                                                       ---------

BEVERAGES-3.3%
Coca-Cola Company                                         18,550       1,066,069
PepsiCo, Inc.                                             15,800       1,157,508
                                                                       ---------
                                                                       2,223,577
                                                                       ---------

BIOTECHNOLOGY-1.2%
BioMarin Pharmaceutical Inc.                              12,800         318,720
Genentech, Inc.*                                           6,200         483,724
                                                                       ---------
                                                                         802,444
                                                                       ---------

CAPITAL MARKETS-.6%
Morgan Stanley                                             6,300         396,900
                                                                       ---------

COMMERCIAL SERVICES & SUPPLIES-.6%
Waste Management, Inc.                                    10,400         392,496
                                                                       ---------

COMMUNICATION EQUIPMENT-2.7%
Cisco Systems, Inc.*                                      28,980         959,528
QUALCOMM Inc.                                             19,750         834,635
                                                                       ---------
                                                                       1,794,163
                                                                       ---------

COMPUTERS & PERIPHERALS-2.9%
Seagate Technology                                        19,100         488,578
Synaptics Incorporated*                                    4,700         224,472
Hewlett-Packard Company                                   12,100         602,459
Network Appliance, Inc. *                                  9,350         251,609
Dell Inc.*                                                13,900         383,640
                                                                       ---------
                                                                       1,950,758
                                                                       ---------

COMPUTER SERVICES-1.0%
Akamai Technologies, Inc.*                                11,200         321,776
CNET Networks, Inc.*                                      43,600         324,820
                                                                       ---------
                                                                         646,596
                                                                       ---------
COMPUTER TECHNOLOGY-.6%
NAVTEQ*                                                    5,150         401,546
                                                                       ---------

CONTAINERS & PACKAGING-.7%
Greif Inc.                                                 8,000         485,440
                                                                       ---------

DIVERSIFIED FINANCIAL SERVICES-2.8%
Citigroup Inc.                                            24,850       1,159,750
NYSE Euronext Inc.                                         3,200         253,344
Lehman Brothers Holdings Inc.                              7,700         475,321
                                                                       ---------
                                                                       1,888,415
                                                                       ---------

DIVERSIFIED TELECOMMUNICATION SERVICES-4.0%
AT&T Corp.                                                21,900         926,589
Windstream Corp.                                          23,004         324,816
Verizon Communications Inc.                               20,550         909,954
Citizens Communications Company                           35,500         508,360
                                                                       ---------
                                                                       2,669,719
                                                                       ---------
ELECTRIC UTILITIES-1.1%
Exelon Corporation                                         9,650         727,225
                                                                       ---------

ELECTRONICS-2.0%
Nintendo Co., Ltd. ADR                                    20,950       1,361,573
                                                                       ---------

ENERGY EQUIPMENT & SERVICES-4.3%
Baker Hughes Inc.                                          9,950         899,182
Transocean Inc.*                                           6,600         746,130
Rowan Companies *                                         10,150         371,287
Diamond Offshore Drilling Inc.                             7,950         900,656
                                                                       ---------
                                                                       2,917,255
                                                                       ---------

ENGINEERING-.3%
Jacobs Engineering Group Inc.*                             2,600         196,509
                                                                       ---------

FINANCE-.2%
Discover Financial Services *                              7,200         149,760
                                                                       ---------

FOOD & BEVERAGES-.5%
Hershey Company                                            7,150         331,833
                                                                       ---------

FOOD & STAPLES RETAILING-2.5%
CVS Caremark Corporation                                  15,200         602,376
Wal-Mart Stores, Inc.                                     15,850         691,853
Whole Foods Market, Inc.                                   7,450         364,752
                                                                       ---------
                                                                       1,658,981
                                                                       ---------

HEALTH & PERSONAL CARE-.5%
Brookdale Senior Living Inc.                               8,850         352,320
                                                                       ---------

HEALTH CARE EQUIPMENT & SUPPLIES-1.2%
Hologic, Inc.*                                             9,650         588,650
St. Jude Medical, Inc.*                                    4,450         196,112
                                                                       ---------
                                                                         784,762
                                                                       ---------

HEALTH CARE PROVIDERS & SERVICES-2.8%
Quest Diagnostics Incorporated                             5,700         329,289
Cardinal Health, Inc.                                     12,500         781,625
UnitedHealth Group Incorporated                           15,100         731,293
                                                                       ---------
                                                                       1,842,207
                                                                       ---------

HOTELS, RESTAURANTS & LEISURE-1.9%
Starwood Hotels & Resorts WorldWide, Inc.                  7,500         455,625
Penn National Gaming, Inc.*                                5,550         327,561
Starbucks Corporation                                     18,550         486,010
                                                                       ---------
                                                                       1,269,196
                                                                       ---------

HOUSEHOLD PRODUCTS-2.6%
Procter & Gamble Company                                  25,216       1,773,694
                                                                       ---------

INDUSTRIAL CONGLOMERATES-3.0%
General Electric Company                                  49,200       2,036,880
                                                                       ---------

HOUSEHOLD DURABLES-.4%
Harman International Industries,  Incorporated             3,300         285,517
                                                                       ---------

INSURANCE-2.4%
American International Group, Inc.                        19,350       1,309,028
Assurant, Inc.                                             6,150         329,025
                                                                       ---------
                                                                       1,638,053
                                                                       ---------

INTERNET SOFTWARE & SERVICES-2.7%
Google Inc. Cl. A*                                         1,150         652,361
Allscripts Healthcare Solutions, Inc.*                    17,500         473,025
Yahoo! Inc. *                                             24,695         662,814
                                                                       ---------
                                                                       1,788,200
                                                                       ---------

MACHINERY-1.3%
Joy Global Inc.                                           10,000         508,600
Oshkosh Truck Corporation*                                 5,300         328,441
                                                                       ---------
                                                                         837,041
                                                                       ---------

MEDIA-6.2%
Lamar Advertising Company, Cl. A*                          7,600         372,172
Warner Music Group Corp.                                  34,250         345,925
Dolby Laboratories Inc. Cl. A*                            14,800         515,336
Regal Entertainment Group                                 17,000         373,150
DreamWorks Animation SKG, Inc. Cl. A*                     20,650         690,123
Comcast Corporation Special  Cl.  A*                      12,500         299,500
Disney (Walt) Company                                     14,850         510,692
Media General, Inc. Cl. A                                 10,800         297,108
World Wrestling Entertainment, Inc. Cl. A                 49,550         747,214
                                                                       ---------
                                                                       4,151,220
                                                                       ---------
METALS & MINING-1.9%
Peabody Energy Corporation                                12,600         603,162
Goldcorp, Inc.                                            22,850         698,296
                                                                       ---------
                                                                       1,301,458
                                                                       ---------

MULTILINE RETAIL-1.0%
Macy's Inc.                                                9,200         297,344
Nordstrom, Inc.                                            7,250         339,953
                                                                       ---------
                                                                         637,297
                                                                       ---------

RESTAURANTS-1.0%
Mcdonald's Corporation                                    11,900         648,194
                                                                       ---------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.7%
Tessera Technologies Inc.*                                 8,900         333,750
NVIDIA Corporation*                                        9,975         361,494
Maxim Integrated Products, Inc.                           10,650         312,578
Texas Instruments Incorporated                            21,000         768,390
                                                                       ---------
                                                                       1,776,212
                                                                       ---------

SOFTWARE-3.6%
Microsoft Corporation                                     48,250       1,421,445
Take-Two Interactive Software, Inc.*                      38,700         660,996
Symantec Corporation*                                     17,450         338,181
                                                                       ---------
                                                                       2,420,622
                                                                       ---------
TELEPHONES-.6%
Cellcom Isreal Ltd.*                                      16,550         402,496
                                                                       ---------

TEXTILES & APPAREL-.4%
Cherokee Inc.                                              6,400         245,505
                                                                       ---------

TOBACCO-1.9%
Altria Group, Inc.                                        17,950       1,248,065
                                                                       ---------

WIRELESS TELECOMMUNICATION SERVICES-.5%
Sprint Nextel Corporation                                 17,050         323,950
                                                                       ---------

FOOD PRODUCTS-1.4%
Kraft Foods Inc. Cl. A                                    27,667         954,788
                                                                       ---------

AIR FREIGHT & LOGISTICS-.4%
UTI Worldwide, Inc.                                       10,300         236,695
                                                                       ---------

FINANCIAL SERVICES-2.5%
AllianceBernstein Holding LP                               6,200         546,034
Lazard Ltd.                                               11,350         481,240
Nymex Holdings Inc.*                                       2,600         338,468
Hudson City Bancorp Inc.                                  21,750         334,515
                                                                       ---------
                                                                       1,700,257
                                                                       ---------

FREIGHT & LOGISTICS-.9%
FedEx Corp.                                                5,900         618,025
                                                                       ---------

OIL & GAS-4.1%
Exxon Mobil Corporation                                   24,500       2,267,720
ChevronTexaco Corporation                                  4,900         458,542
                                                                       ---------
Total OIL & GAS                                                        2,726,262
                                                                       ---------

PHARMACEUTICALS-5.3%
Abbott Laboratories                                        9,950         533,519
Merck & Co. Inc.                                          13,000         671,970
Johnson & Johnson                                         16,500       1,084,050
Novartis AG ADR                                            4,850         266,556
Pfizer Inc.                                               40,150         980,865
                                                                       ---------
                                                                       3,536,960
                                                                       ---------

INTERNET & CATALOG RETAIL-2.3%
IAC/InterActiveCorp.*                                     18,050         535,544
Elong Inc.*                                               13,250         127,995
eBay Inc.*                                                23,250         907,215
                                                                       ---------
                                                                       1,570,754
                                                                       ---------

REAL ESTATE-.5%
Host Hotels & Resorts Inc.                                14,700         329,868
                                                                       ---------


Total Common Stocks (Cost $58,202,949)                                65,605,104
                                                                      ---------
CONVERTIBLE PREFERRED STOCK-1.2%

METALS & MINING
Freeport-McMoRan Copper & Gold 6.75%
     (Cost $504,700)                                       5,047         782,285
                                                                       ---------

Total Investments
     (Cost $58,707,649)                                    99.0%      66,387,389
Other Assets Less Liabilities                                1.0         666,269
                                                             ---     -----------
Net Assets                                                100.0%     $67,053,658
                                                       =========================

*   Non-income producing security.

#   American Depositary Trust

(a) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $58,707,649 amounted to $7,679,740 which consisted of aggregate gross unrealized appreciation of $9,647,993 and aggregate gross unrealized depreciation of $1,968,253.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007


COMM0N STOCKS-98.7%                                    SHARES        VALUE
                                                       ------        -----

AEROSPACE & DEFENSE-3.7%
Boeing Company                                            21,800      $2,288,782
General Dynamics Corporation                             151,600      12,805,652
                                                                     -----------
                                                                      15,094,434
                                                                     -----------

AIRLINES-.8%
ACE Aviation Holdings Inc. *                             122,100       3,265,320
                                                                     -----------

AUTO COMPONENTS-.5%
LKQ Corporation*                                          56,800       1,977,208
                                                                     -----------

AUTOMOTIVE EQUIPMENT & SERVICES-4.6%
Cummins Inc.                                             143,700      18,377,793
                                                                     -----------

COMMERCIAL BANKS-2%
Bank of America Corporation                               18,800         945,076
                                                                     -----------

BIOTECHNOLOGY-1.7%
InterMune, Inc.*                                          40,296         770,862
ImClone Systems Incorporated*                             27,900       1,153,386
Onyx Pharmaceuticals, Inc.*                               87,400       3,803,648
Neurocrine Biosciences, Inc.*                            107,000       1,070,000
                                                                     -----------
                                                                       6,797,896
                                                                     -----------

BUSINESS SERVICES-.9%
Endeavor Acquisition Corp.*                              300,500       3,560,925
                                                                     -----------

CASINOS & RESORTS-1.9%
Bally Technologies Inc.*                                 212,500       7,528,875
                                                                     -----------

CAPITAL MARKETS-1.3%
Goldman Sachs Group, Inc.                                 14,300       3,099,382
National Financial Partners Corporation                   41,700       2,209,266
                                                                     -----------
                                                                       5,308,648
                                                                     -----------

CHEMICALS-.7%
Celanese Corp., Series A                                  73,800       2,876,724
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES-.6%
Monster Worldwide Inc.*                                   71,400       2,431,884
                                                                     -----------

COMMUNICATION EQUIPMENT-1.5%
Sonus Networks, Inc.*                                    230,700       1,407,270
Research In Motion Limited*                               16,300       1,606,365
QUALCOMM Inc.                                             71,700       3,030,042
                                                                     -----------
                                                                       6,043,677
                                                                     -----------

COMPUTERS & PERIPHERALS-5.4%
Apple Computer, Inc.*                                     84,200      12,928,068
Hewlett-Packard Company                                   26,500       1,319,435
Memc Electronic Materials, Inc.*                          34,700       2,042,442
Network Appliance, Inc. *                                 41,100       1,106,001
SanDisk Corporation*                                      75,200       4,143,520
                                                                     -----------
                                                                      21,539,466
                                                                     -----------

COMPUTER SERVICES-.8%
Switch and Data Inc.*                                     23,200         377,928
Digital River, Inc.*                                      64,000       2,864,000
                                                                     -----------
                                                                       3,241,928
                                                                     -----------

COMPUTER TECHNOLOGY-3.0%
Atheros Communications*                                  209,600       6,281,712
NAVTEQ*                                                   74,000       5,769,780
                                                                     -----------
                                                                      12,051,492
                                                                     -----------

ENERGY EQUIPMENT & SERVICES-3.1%
National-Oilwell Varco Inc.*                               9,700       1,401,650
Weatherford International Ltd.*                          136,900       9,196,942
Diamond Offshore Drilling Inc.                            16,700       1,891,943
                                                                     -----------
                                                                      12,490,535
                                                                     -----------

ENERGY-.2%
First Solar, Inc.*                                         5,400         635,796
                                                                     -----------

FINANCE-.7%
IntercontinentalExchange Inc. *                           18,800       2,855,720
                                                                     -----------

FINANCIAL INFORMATION SERVICES-.4%
GFI Group Inc.*                                           20,800       1,791,296
                                                                      ----------

FOOD & STAPLES RETAILING-1.5%
CVS Caremark Corporation                                 154,000       6,103,020
                                                                      ----------

HEALTH CARE EQUIPMENT & SUPPLIES-5.3%
Intuitive Surgical, Inc.*                                  7,800       1,794,000
Cytyc Corporation*                                        73,700       3,511,805
Hologic, Inc.*                                           211,550      12,904,550
Illumina, Inc.                                            57,400       2,977,912
                                                                      ----------
                                                                      21,188,267
                                                                      ----------

HEALTH CARE PROVIDERS & SERVICES-.6%
Cardinal Health, Inc.                                     37,800       2,363,634
                                                                      ----------

HOTELS, RESTAURANTS & LEISURE-4.9%
Accor SA                                                  53,300       4,716,187
MGM MIRAGE *                                              41,400       3,702,816
Hilton Hotels Corporation                                 85,700       3,984,193
Penn National Gaming, Inc.*                               90,600       5,347,212
Starbucks Corporation                                     74,300       1,946,660
                                                                      ----------
                                                                      19,697,068
                                                                      ----------

HOUSEHOLD PRODUCTS-.9%
Procter & Gamble Company                                  53,827       3,786,191
                                                                      ----------

INDUSTRIAL CONGLOMERATES-.5%
General Electric Company                                  47,300       1,958,220
                                                                      ----------

INSURANCE-.9%
American International Group, Inc.                        53,600       3,626,040
                                                                      ----------

INTERNET SOFTWARE & SERVICES-7.8%
DealerTrack Holdings Inc.*                                89,300       3,739,884
SINA Corp.*                                              172,000       8,230,200
Google Inc. Cl. A*                                        29,200      16,564,284
Yahoo! Inc. *                                            114,900       3,083,916
                                                                      ----------
                                                                      31,618,284
                                                                      ----------

LEISURE & ENTERTAINMENT-.1%
Cinemark Holdings, Inc.*                                  30,800         571,648
                                                                      ----------

LEISURE EQUIPMENT & PRODUCTS-.2%
Smith & Wesson Holding Corporation*                       49,600         946,864
                                                                      ----------

MACHINERY-1.4%
Oshkosh Truck Corporation*                                89,600       5,552,512
                                                                      ----------

MEDIA-2.7%
Focus Media Holding Limited ADR*                          51,000       2,959,020
Dolby Laboratories Inc. Cl. A*                            94,400       3,287,008
DreamWorks Animation SKG, Inc. Cl. A*                    104,400       3,489,048
NeuStar, Inc. Cl. A*                                      30,000       1,028,700
                                                                      ----------
                                                                      10,763,776
                                                                      ----------

MEDICAL PRODUCTS-.9%
Northstar Neuroscience, Inc.*                             98,700       1,101,492
Inverness Medical Innovations, Inc.*                      43,200       2,389,824
                                                                      ----------
                                                                       3,491,316
                                                                      ----------

METALS-.2%
Uranium One, Inc.*                                        48,500         641,204
                                                                      ----------

METALS & MINING-1.4%
Freeport-McMoRan Copper & Gold, Inc. Cl. B                21,100       2,213,179
Paladin Resources Limited*                               502,200       3,477,735
                                                                      ----------
                                                                       5,690,914
                                                                      ----------

DRUGS & PHARMACEUTICALS-1.4%
United Therapeutics Corporation*                          82,700       5,502,858
                                                                      ----------

RETAIL-.3%
Sothebys Holdings Inc., Cl. A                             28,700       1,371,573
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.7%
Tessera Technologies Inc.*                               216,305       8,111,438
ON Semiconductor Corporation*                            549,000       6,895,440
Varian Semiconductor Equipment Associates, Inc.*          58,900       3,152,328
Intel Corporation                                        331,600       8,575,176
Lam Research Corporation*                                 81,100       4,319,386
                                                                      ----------
                                                                      31,053,768
                                                                      ----------

SOFTWARE-4.1%
Adobe Systems Incorporated                                55,400       2,418,764
Net 1 UEPS Technologies, Inc.*                           188,550       5,122,904
Solera Holdings Inc.*                                     96,100       1,728,839
TomTom NV*                                                66,400       5,134,931
Microsoft Corporation                                     72,400       2,132,904
                                                                      ----------
                                                                      16,538,342
                                                                      ----------

TEXTILES & APPAREL-1.0%
Iconix Brand Group, Inc.*                                172,900       4,113,291
                                                                      ----------


TOBACCO-3.9%
Altria Group, Inc.                                       225,900      15,706,827
                                                                     -----------

WIRELESS TELECOMMUNICATION SERVICES-3.5%
American Tower Corporation Cl. A*                         74,342       3,236,851
NII Holdings Inc. Cl. B*                                  86,500       7,105,975
America Movil S.A. de C.V. Series L ADR                   58,350       3,734,400
                                                                     -----------
                                                                      14,077,226
                                                                     -----------

FINANCIAL SERVICES-6.6%
AllianceBernstein Holding LP                              52,700       4,641,289
Lazard Ltd.                                               96,900       4,108,560
ICICI Bank Limited*                                       42,200       2,224,784
Nymex Holdings Inc.*                                      38,700       5,037,966
CME Group, Inc. Holdings Inc.                             17,862      10,491,246
                                                                     -----------
                                                                      26,503,845
                                                                     -----------

OIL AND GAS EXPLORATION SERVICES-1.3%
Petrobank Energy and Resources Ltd.*                     137,900       5,283,625
                                                                     -----------

OIL & GAS-2.1%
Exterran Holdings Inc.*                                   88,620       7,119,731
Warren Resources Inc.*                                    77,600         973,104
Range Resources Corporation                                7,400         300,884
                                                                     -----------
                                                                       8,393,719
                                                                     -----------

PHARMACEUTICALS-1.7%
Abbott Laboratories                                       79,400       4,257,428
Pharmion Corp.*                                           60,900       2,809,926
                                                                     -----------
                                                                       7,067,354
                                                                     -----------

INTERNET & CATALOG RETAIL-2.1%
eBay Inc.*                                               216,000       8,428,320
                                                                     -----------

TEXTILES, APPAREL & LUXURY GOODS-.4%
Deckers Outdoor Corporation*                              13,800       1,515,240
                                                                     -----------

PHARMACEUTICAL PREPARATIONS-.7%
Adams Respiratory Therapeutics, Inc.*                     79,200       3,052,367
                                                                     -----------

HOTELS AND OTHER LODGING PLACES-.6%
Ctrip.com International Ltd.*                             45,400       2,351,720
                                                                     -----------

Total Common Stocks (Cost $356,662,875)                              397,773,726
                                                                     -----------

PURCHASED OPTIONS                                     CONTRACTS    VALUE
                                                      ---------    -----

PUT OPTIONS-.3%
Advanced Micro Devices/November/14+                        3,074         436,507
Advanced Micro Devices/October/14+                         6,148         676,280
Nasdaq 100/October/2000                                       13          14,300
                                                                     -----------

TOTAL PURCHASED PUT OPTIONS
     (Cost $1,101,984)                                                 1,127,087
                                                                     -----------

CONVERTIBLE CORPORATE BOND-.5%

TEXTILES & APPAREL
Iconix Brand Group, Inc.*, 1.875%, 6/30/12(a)
     (Cost $1,850,000)                                 1,850,000       2,000,313
                                                                     -----------

SHORT-TERM INVESTMENTS-.7%
                                                       PRINCIPAL
                                                         AMOUNT
U.S. AGENCY OBLIGATIONS Federal Home                   ---------
     Loan Banks, 3.80%, 10/1/07 (Cost $2,989,369)      2,990,000       2,989,369
                                                                       ---------

Total Investments
     (Cost $362,604,228)                                  100.2%     403,890,495
Liabilities in Excess of Other Assets                       -0.2       (995,117)
                                                            ----       ---------
Net Assets                                                  100.0%  $402,895,378
                                                    ============================

*   Non-income producing security.

#   American Depositary Trust

+ All or a portion of the securities are pledged as collaterol for options written.

(a) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $362,604,228 amounted to $41,286,267 which consisted of aggregate gross unrealized appreciation of $45,694,906 and aggregate gross unrealized depreciation of $4,408,639.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

COMM0N STOCKS-97.8%                                    SHARES        VALUE
                                                       ------        -----

AEROSPACE & DEFENSE-1.7%
BE Aerospace, Inc.*                                      173,750     $ 7,215,837
                                                                     -----------

AGRICULTURE-.8%
Mosaic Co. *                                              60,900       3,259,368
                                                                     -----------

AUTO COMPONENTS-.5%
LKQ Corporation*                                          58,600       2,039,866
                                                                     -----------

COMMERCIAL BANKS-.8%
Boston Private Financial Holdings, Inc.                  113,400       3,157,056
                                                                     -----------

BIOTECHNOLOGY-3.0%
Affymetrix Inc.*                                         245,900       6,238,483
ImClone Systems Incorporated*                             47,100       1,947,114
Onyx Pharmaceuticals, Inc.*                               70,400       3,063,808
Neurocrine Biosciences, Inc.*                            136,500       1,365,000
                                                                     -----------
                                                                      12,614,405
                                                                     -----------

CASINOS & RESORTS-1.4%
Bally Technologies Inc.*                                 165,300       5,856,579
                                                                     -----------

CAPITAL MARKETS-1.0%
Affiliated Managers Group, Inc.*                          33,495       4,270,947
                                                                     -----------

CHEMICALS-1.0%
Nalco Holding Co.*                                       146,500       4,343,725
                                                                     -----------

COMMUNICATION EQUIPMENT-2.8%
Research In Motion Limited*                               90,800       8,948,340
NICE Systems Ltd.*                                        79,600       2,852,864
                                                                     -----------
                                                                      11,801,204
                                                                     -----------

COMPUTERS & PERIPHERALS-5.8%
Apple Computer, Inc.*                                     80,300      12,329,262
Memc Electronic Materials, Inc.*                          73,100       4,302,666
Network Appliance, Inc. *                                 54,100       1,455,831
SanDisk Corporation*                                     108,700       5,989,370
                                                                     -----------
                                                                      24,077,129
                                                                     -----------

COMPUTER TECHNOLOGY-2.8%
Atheros Communications*                                  142,600       4,273,722
NAVTEQ*                                                   94,350       7,356,471
                                                                     -----------
                                                                      11,630,193
                                                                     -----------

CONGLOMERATE-1.4%
ITT Corporation                                           87,800       5,964,254
                                                                     -----------

CONSTRUCTION & ENGINEERING-2.8%
Chicago Bridge & Iron Company N.V.                       149,600       6,441,776
McDermott International, Inc.*                            95,750       5,178,160
                                                                     -----------
                                                                      11,619,936
                                                                     -----------

ELECTRONICS-2.5%
Nintendo Co., Ltd. ADR#                                  162,950      10,590,365
                                                                     -----------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.4%
Spreadtrum Communications, Inc.*                         118,000       1,675,600
                                                                     -----------

ENERGY EQUIPMENT & SERVICES-5.5%
Transocean Inc.*                                          53,100       6,002,955
National-Oilwell Varco Inc.*                              42,100       6,083,450
Cameron International Corp.*                              47,950       4,425,305
Weatherford International Ltd.*                           64,800       4,353,264
Diamond Offshore Drilling Inc.                            18,900       2,141,181
                                                                     -----------
                                                                      23,006,155
                                                                     -----------

ENERGY-.8%
First Solar, Inc.*                                        27,200       3,202,528
LDK Solar Company Ltd.*                                    1,500         103,350
                                                                     -----------
                                                                       3,305,878
                                                                     -----------

FINANCE-1.5%
IntercontinentalExchange Inc. *                           40,400       6,136,760
                                                                     -----------

FINANCIAL INFORMATION SERVICES-1.2%
GFI Group Inc.*                                           59,400       5,115,528
                                                                     -----------

FOOD & STAPLES RETAILING-2.0%
Whole Foods Market, Inc.                                 170,700       8,357,472
                                                                     -----------


HEALTH CARE EQUIPMENT & SUPPLIES-4.2%
Intuitive Surgical, Inc.*                                 17,900       4,117,000
Zimmer Holdings, Inc.*                                    50,400       4,081,896
Hologic, Inc.*                                            90,500       5,520,500
St. Jude Medical, Inc.*                                   87,700       3,864,939
                                                                     -----------
                                                                      17,584,335
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES-4.0%
Quest Diagnostics Incorporated                            32,800       1,894,856
McKesson Corporation                                      47,400       2,786,646
Health Net Inc.*                                         143,068       7,732,825
Psychiatric Solutions, Inc.*                             103,650       4,071,372
                                                                     -----------
                                                                      16,485,699
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE-5.9%
Accor SA                                                  72,250       6,392,955
Scientific Games Corporation*                            164,400       6,181,440
Orient-Express Hotels Ltd. Cl. A.                         88,500       4,537,395
MGM MIRAGE *                                              51,700       4,624,048
Starbucks Corporation                                    105,700       2,769,340
                                                                      ----------
                                                                      24,505,178
                                                                      ----------

INTERNET SOFTWARE & SERVICES-4.0%
Expedia, Inc.*                                            70,000       2,231,600
DealerTrack Holdings Inc.*                                48,750       2,041,650
SINA Corp.*                                              110,400       5,282,640
Allscripts Healthcare Solutions, Inc.*                   263,489       7,122,108
                                                                      ----------
                                                                      16,677,998
                                                                      ----------

LEISURE & ENTERTAINMENT-.4%
Vail Resorts Inc.                                         29,200       1,818,868
                                                                      ----------

MACHINERY-1.8%
Oshkosh Truck Corporation*                                76,700       4,753,099
Bucyrus International, Inc. Cl. A                         39,100       2,851,563
                                                                      ----------
                                                                       7,604,662
                                                                      ----------

MEDICAL PRODUCTS-.7%
Metabolix, Inc.*                                         115,800       2,809,308
                                                                      ----------

METALS-3.6%
Titanium Metals Corporation*                             185,900       6,238,804
Uranium One, Inc.*                                       333,400       4,407,781
Thompson Creek Metals Co.,Inc*                           196,700       4,340,776
                                                                      ----------
                                                                      14,987,361
                                                                      ----------

METALS & MINING-2.4%
Peabody Energy Corporation                               116,200       5,562,494
Paladin Resources Limited*                               354,950       2,458,029
Teck Cominco Limited                                      43,500       2,075,385
                                                                      ----------
                                                                      10,095,908
                                                                      ----------

OIL: CRUDE PRODUCERS-.3%
Concho Resources Inc.                                     87,600       1,297,356
                                                                      ----------

DRUGS & PHARMACEUTICALS-.9%
United Therapeutics Corporation*                          54,400       3,619,776
                                                                      ----------

PHOTOGRAPHY.9%
Shutterfly, Inc.*                                        120,200       3,835,582
                                                                      ----------

RETAIL-1.5%
Sothebys Holdings Inc., Cl. A                            131,100       6,265,269
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-6.0%
Tessera Technologies Inc.*                                 148,500     5,568,750
NVIDIA Corporation*                                         64,800     2,348,352
ON Semiconductor Corporation*                              401,300     5,040,328
Varian Semiconductor Equipment Associates, Inc.*           104,900     5,614,248
KLA-Tencor Corporation                                      47,100     2,627,238
Lam Research Corporation*                                   72,500     3,861,350
                                                                      ----------
                                                                      25,060,266
                                                                      ----------

SPECIALTY RETAIL-1.9%
DSW Inc. Cl. A*                                             66,100     1,663,737
Urban Outfitters, Inc.*                                    160,100     3,490,180
PETSMART, Inc.                                              84,700     2,701,930
                                                                      ----------
                                                                       7,855,847
                                                                      ----------

SOFTWARE-5.1%
Activision, Inc.*                                          199,200     4,300,728
Net 1 UEPS Technologies, Inc.*                             227,390     6,178,186
Synchronoss Technologies Inc. *                             71,600     3,011,496
Solera Holdings Inc.*                                       95,400     1,716,246
TomTom NV*                                                  79,200     6,124,797
                                                                      ----------
                                                                      21,331,453
                                                                      ----------

TEXTILES & APPAREL-1.0%
Iconix Brand Group, Inc.*                                  173,300     4,122,807
                                                                      ----------


TRANSPORTATION-2.7%
Norfolk Southern Corporation                                55,700     2,891,387
Textron Inc.                                               133,300     8,292,593
                                                                      ----------
                                                                      11,183,980
                                                                      ----------

WIRELESS TELECOMMUNICATION SERVICES-2.7%
NII Holdings Inc. Cl. B*                                    58,000     4,764,700
SBA Communications Corporation Cl. A*                      178,200     6,286,896
                                                                      ----------
                                                                      11,051,596
                                                                      ----------

FINANCIAL SERVICES-5.7%
Genpact Limited*                                           169,600     2,874,720
AllianceBernstein Holding LP                                44,700     3,936,729
Lazard Ltd.                                                125,200     5,308,480
Nymex Holdings Inc.*                                        58,900     7,667,602
CME Group, Inc. Holdings Inc.                                6,600     3,876,510
                                                                      ----------
                                                                      23,664,041
                                                                      ----------

UTILITIES-1.0%
Veolia Environnement                                        46,800     4,031,352
                                                                      ----------


OIL AND GAS EXPLORATION SERVICES-.9%
Petrobank Energy and Resources Ltd.*                        98,300     3,766,355
                                                                      ----------

PHARMACEUTICALS-.5%
Pharmion Corp.*                                             45,100     2,080,914
                                                                      ----------

REAL ESTATE
E-House China Holdings Ltd. *                                2,800        64,120
                                                                      ----------

Total Common Stocks (Cost $347,217,460)                              407,838,288
                                                                     -----------

PURCHASED OPTIONS-.6%                                  CONTRACTS      VALUE
                                                       ---------      -----

PUT OPTIONS
Advanced Micro Devices/November/14+                        1,500         213,000
Advanced Micro Devices/October/14+                         3,500         385,000
RUSSELL 2000/October/790+                                    119         126,140
Russell 2000/November/810+                                    75         195,000
Research in Motion/October/90+                               900         274,500
Nasdaq 100/November/1975+                                    610       1,372,500
                                                                       ---------
TOTAL PURCHASED PUT OPTIONS
     (Cost $5,912,372)                                                 2,566,140
                                                                       ---------

SHORT-TERM INVESTMENTS-1.9%
U.S. AGENCY  OBLIGATIONS


                                                       PRINCIPAL
                                                        AMOUNT
                                                       ---------
Federal Home Loan Banks, 3.80%, 10/1/07
     (Cost $7,978,315)                                 7,980,000       7,978,315
                                                                      ----------


Total Investments
     (Cost $361,108,147)                                  100.3%     418,382,743
Other Assets in Excess of Liabilities                      (0.3)     (1,187,204)
                                                           -----    ------------
Net Assets                                                100.0%    $417,195,539
                                                     ===========================

*   Non-income producing security.

#   American Depositary Trust

+ All or a portion of the securities are pledged as collaterol for options written.

(a) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $361,108,147 amounted to $57,274,596 which consisted of aggregate gross unrealized appreciation of $64,835,320 and aggregate gross unrealized depreciation of $7,560,724.

                                                         SHARES
                                                         SUBJECT
CALL OPTIONS WRITTEN                         CONTRACTS  TO CALL/PUT       VALUE
                                             ---------  -----------       -----
Research in Motion/October/95
     (Premiums Received $238,496)              900         90,000        760,500

PUT OPTIONS WRITTEN
Research in Motion/October/85
     (Premiums Received $197,997)              900         90,000         18,551
                                                                        --------

TOTAL OPTIONS WRITTEN
     (Premiums Received $736,493)                                       $779,051
                                                                        --------

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund




By /s/Daniel C. Chung

Daniel C. Chung

President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/Daniel C. Chung

Daniel C. Chung

President

Date: November 29, 2007




By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 29, 2007